CONSTRUCTION-IN-PROGRESS (Tables)	12 Months Ended
Dec. 31, 2019
CONSTRUCTION-IN-PROGRESS [abstract]
Schedule of construction-in-progress
	2018	2019
	RMB’000	RMB’000

At January 1	1,430,671	1,828,372
Transfer in from fixed assets for improvement/modifications (Note 6)	1,094,769	592,201
Other additions	2,011,678	1,654,657
Transfer to fixed assets (Note 6)	(729,886)	(743,618)
Transfer out to fixed assets after improvement/modifications (Note 6)	(1,978,860)	(952,638)
At December 31	1,828,372	2,378,974